Other Current and Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current and Non-current Assets
Schedule of other current and non current assets

Other current and non-current assets consisted of the following (in thousands):

	2024	2023
Marketable securities	$60,850	$86,029
Straight-lining of revenue	22,170	36,495
Claims receivable	14,387	12,026
Other current assets	16,243	7,623
Total other current assets	$113,650	$142,173

Straight-lining of revenue	$47,423	$63,382
Other non-current assets	10,358	9,245
Total other non-current assets	$57,781	$72,627